EARN-OUT SHARES (Details)			3 Months Ended	12 Months Ended
	Dec. 06, 2022 tranche $ / shares shares	May 09, 2022 USD ($) tranche $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Common Stock
Share price | $ / shares	$ 0.145
Change in Earnout Liability | $			$ (1,500,000)	$ (9,260,000)
PubCo Merger
Common Stock
Maximum number of shares entitled to receive	3,000,000.0	3,000,000
Number of tranches | tranche	3	3
Trading period	20 days
Consecutive trading period	30 days
Term of issuance	2 years 6 months
Earnout liability | $		$ 22,070,000.00	11,300,000	12,810,000
Change in Earnout Liability | $			$ 1,500,000	$ 9,260,000
First tranche | PubCo Merger
Common Stock
Maximum number of shares entitled to receive	1,000,000.0
Number of shares issued		1,000,000
Share price | $ / shares	$ 12.50	$ 12.50
Trading period		20 days
Consecutive trading period		30 days
Term of issuance		6 months
Second tranche | PubCo Merger
Common Stock
Maximum number of shares entitled to receive	1,000,000.0
Number of shares issued		1,000,000
Share price | $ / shares	$ 15.00	$ 15.00
Trading period		20 days
Consecutive trading period		30 days
Term of issuance		6 months
Third tranche | PubCo Merger
Common Stock
Maximum number of shares entitled to receive	1,000,000.0
Number of shares issued		1,000,000
Share price | $ / shares	$ 17.50	$ 17.50
Trading period		20 days
Consecutive trading period		30 days
Term of issuance		6 months